Offerings	Jul. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.10 per share
Amount Registered | shares	15,561,805
Maximum Aggregate Offering Price	$ 157,287,759.43
Fee Rate	0.01531%
Amount of Registration Fee	$ 24,080.76
Offering Note	(1a) Represents the maximum number of shares of Seacoast Banking Corporation of Florida ("Seacoast") common stock, par value $0.10 per share, and Seacoast preferred stock, par value $0.10 per share, issuable upon the completion of the merger of Villages Bancorporation, Inc. ("VBI"), and Seacoast pursuant to the Agreement and Plan of Merger, dated as of May 29, 2025, by and between Seacoast and VBI (the "Merger"), in exchange for shares of VBI common stock, par value $5.00 per share. (1b) Computed in accordance with Rule 457(f)(2) solely for the purpose of calculating the registration fee and based upon $556.01 (the book value per share, as of December 31, 2024, of 549,984.00 shares of VBI common stock, the aggregate maximum number of shares to be converted into the right to receive Seacoast common and preferred stock). (1c) Calculated pursuant to Rule 457 of the Securities Act by multiplying the proposed maximum aggregate offering price by 0.00015310.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Series A Non-Voting Preferred stock, par value $0.10 per share
Amount Registered | shares	11,684
Maximum Aggregate Offering Price	$ 148,507,490.57
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,736.50
Offering Note	See Offering Note 1